Equity Based Compensation (Details)	Dec. 31, 2016 USD ($)
Specified Member Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the award as of the modification dates or grant date	$ 5,618,552
Non-Employees Member | Payout Provision
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the award as of the modification dates or grant date	$ 29,054,528